Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Restatement of Previously Issued Financial Statements	Restatement of Previously Issued Financial StatementsAs previously disclosed in our Annual Report on Form 10-K/A, as filed on May 14, 2021 (“2020 Form 10-K/A”), the Company has restated its previously issued consolidated financial statements as of and for the year ended December 31, 2020, to make the necessary accounting corrections related to warrant accounting and to recognize certain warrants as a liability instead of as equity, in accordance with Accounting Standards Codification (“ASC”) 815-40, Contracts in Entity’s Own Equity. The Company has also restated related amounts within the accompanying footnotes to the consolidated financial statements. As a small reporting company, the Company is not obligated to, and has not, included quarterly financial information in its 2020 Form 10-K/A. Consequently, the Company does not intend to amend its previously issued Quarterly Reports on Form 10-Q for the three months and six months ended June 30, 2020 and the three months and nine months ended September 30, 2020, but in accordance with the statement issued on April 12, 2021, by the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission (the "SEC") regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies (“SPACs”) entitled "Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (the “SEC Statement”), the Company will restate the condensed consolidated financial statements for the three month and six month periods ended June 30, 2020 and the three month and nine month periods ended September 30, 2020 in Quarterly Reports on Form 10-Q filed subsequent to the 2020 Form 10-K/A for the comparable 2021 periods. Investors should not rely on any previously issued or filed reports, earnings releases or similar communications relating to periods prior to December 31, 2020.
Restatement of Previously Issued Financial Statements
The Company has restated its financial statements as of and for the year ended December 31, 2020, and will be prospectively restating the unaudited consolidated condensed financial statements for the three and six month periods ended June 30, 2020 and the three and nine month periods ended September 30, 2020, to correct misstatements in those prior periods primarily related to misstatements identified in improperly applying accounting guidance on certain warrants, recognizing them as equity instead of a warrant liability, under the guidance of Accounting Standards Codification (“ASC”) 815-40, Contracts in Entity’s Own Equity.

Basis of presentation
Basis of presentation
These condensed consolidated interim financial statements of the Company have been prepared, without audit, in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the SEC. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, these financial statements do not include all information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. These unaudited condensed consolidated financial statements should be read in conjunction with the Company's audited consolidated financial statements and the notes thereto as of and for the year ended December 31, 2020. The Company continues to follow the accounting policies set forth in those audited consolidated financial statements. In the opinion of management, the accompanying unaudited condensed consolidated interim financial statements include all adjustments that are necessary for a fair presentation of the Company's interim financial position, operating results and cash flows for the periods presented.
Certain reclassifications have been made to the prior periods presented in these financial statements to conform to the current period presentation, which had no effect on previously reported total assets, liabilities, cash flows, or net loss.
References to “$” refers to United States currency.

Basis of presentation
These consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).
Certain reclassifications have been made to the prior periods presented in these financial statements to conform to the current period presentation, which had no effect on previously reported total assets, liabilities, cash flows, or net loss.
References to “$” refers to United States currency.
Recapitalization Transaction
The Recapitalization Transaction (see Note 3 - Recapitalization Transaction) was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, for financial reporting purposes, MUDS has been treated as the “acquired” company and Hycroft Mining Corporation (“Seller”) has been treated as the “acquirer”. This determination was primarily based on (1) stockholders of Seller immediately prior to the Recapitalization Transaction  having a relative majority of the voting power of the combined entity; (2) the operations of Seller prior to the Recapitalization Transaction comprising the only ongoing operations of the combined entity; (3) four of the seven members of the Board of Directors immediately following the Recapitalization Transaction were directors of Seller immediately prior to the Recapitalization Transaction; and (4) executive and senior management of Seller comprises the same for the Company.
Based on Seller being the accounting acquirer, the financial statements of the combined entity represent a continuation of the financial statements of Seller, with the acquisition treated as the equivalent of Seller issuing stock for the net assets of MUDS, accompanied by a recapitalization. The net assets of MUDS were recognized at historical cost as of the date of the Recapitalization Transaction, with no goodwill or other intangible assets recorded. Comparative information prior to the Recapitalization Transaction in these financial statements are those of Seller and the accumulated deficit of Seller has been carried forward after the Recapitalization Transaction. The shares and net loss per common share prior to the Recapitalization Transaction have been retroactively restated as shares reflecting the exchange ratio established in the Recapitalization Transaction to effect the reverse recapitalization (1 Seller share for 0.112 HYMC share). See Note 3 - Recapitalization Transaction for additional information.

Risks and Uncertainties
Risks and Uncertainties
The Company has a single mine with its revenue, profitability, and cash flows substantially dependent on prevailing prices for gold and silver and its ability to mine sufficient volumes cost effectively. Historically, the commodity markets have been very volatile, and there can be no assurance that commodity prices will not be subject to wide fluctuations in the future. A substantial or extended decline in commodity prices could have a material adverse effect on the Company’s financial position, results of operations, cash flows, access to capital and the quantities of reserves that the Company can economically produce.
In addition to changes in commodity prices, other factors such as changes in mine plans, increases in costs, geotechnical failures, changes in social, environmental or regulatory requirements, the ability to successfully implement new technologies for processing ore, timely financing for development, impacts of global events such as the COVID-19 pandemic, and management’s decision to expand production to commercial levels can adversely affect the Company’s ability to recover its investment in certain assets and result in impairment charges.

Going concern
Going concern
The financial statements of the Company have been prepared on a “going concern” basis, which contemplates the presumed continuation of the Company even though events and conditions exist that, when considered individually or in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern because it is probable that, without additional capital injections, the Company may be unable to meet its obligations as they become due within one year after the date that these financial statements were issued.
For the three months ended March 31, 2021, the Company recorded a net loss of $9.7 million, which included a gain from Fair value adjustments to warrants of $9.5 million, and net cash used in operating activities was $14.8 million. As of March 31, 2021, the Company had available cash on hand of $36.5 million, working capital of $65.6 million, Total liabilities of $215.4 million, and an Accumulated deficit of $530.4 million. Although the Company completed the Recapitalization Transaction during the second quarter of 2020 and the Public Offering (as defined herein) on October 6, 2020, for proceeds net of discount and equity issuance costs of approximately $83.1 million, based on its internal cash flow projection models, the Company currently forecasts it will likely require additional cash from financing activities in less than 12 months from the issuance of this report to meet its operating and investing requirements and future obligations as they become due, including the estimated $9.1 million in cash payments required pursuant to the Credit Agreement among MUDS, MUDS Holdco Inc., Allied VGH LLC, Hycroft Mining Holding Corporation, Hycroft Resources and Development, LLC, Sprott Private Resource Lending II (Collector) Inc., and Sprott Resources Lending Corp. (“Sprott Credit Agreement”).
The Company’s ability to continue as a going concern is contingent upon securing additional funding for working capital, capital expenditures and other corporate expenses so that it can increase sales by achieving higher cost-effective operating tonnages and recovery rates and generate positive free cash flows.
These financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of any liabilities or any other adjustments that might be necessary should the Company be unable to continue as a going concern. As such, recorded amounts in these financial statements (including without limitation, stockholders’ equity) have been prepared in accordance with GAAP on a historical-cost basis, as required, which do not reflect or approximate the current fair value of the Company’s assets or management’s assessment of the Company’s overall enterprise or equity value.

Going concern
The financial statements of the Company have been prepared on a “going concern” basis, which contemplates the presumed continuation of the Company even though events and conditions exist that, when considered individually or in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern because it is probable that, without additional capital injections, the Company may be unable to meet its obligations as they become due within one year after the date that these financial statements were issued.
For the year ended December 31, 2020, the Company incurred a net loss of $136.4 million and net cash used in operating activities was $110.5 million. As of December 31, 2020, the Company had available cash on hand of $56.4 million, working capital of $90.3 million, total liabilities of $216.0 million, and an accumulated deficit of $520.8 million. Although the Company completed the Recapitalization Transaction during the second quarter of 2020 and the Public Offering (as defined herein) on October 6, 2020, for proceeds net of discount and equity issuance costs of approximately $83.1 million, based on its internal cash flow projection models, the Company currently forecasts it will likely require additional cash from financing activities in less than 12 months from the issuance of this report to meet its operating and investing requirements and future obligations as they become due, including the estimated $9.1 million in cash payments required pursuant to the Credit Agreement among MUDS, MUDS Holdco Inc., Allied VGH LLC, Hycroft Mining Holding Corporation, Hycroft Resources and Development, LLC Sprott Private Resource Lending II (Collector) Inc., and Sprott Resources Lending Corp. (“Sprott Credit Agreement”).
The Company’s ability to continue as a going concern is contingent upon securing additional funding for working capital, capital expenditures and other corporate expenses so that it can increase sales by achieving higher cost-effective operating tonnages and recovery rates and generate positive free cash flows.
These financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of any liabilities or any other adjustments that might be necessary should the Company be unable to continue as a going concern. As such, recorded amounts in these financial statements (including without limitation, stockholders’ equity) have been prepared in accordance with GAAP on a historical-cost basis, as required, which do not reflect or approximate the current fair value of the Company’s assets or management’s assessment of the Company’s overall enterprise or equity value.

Use of estimates
Use of estimates
The preparation of the Company’s financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in these financial statements and accompanying notes. The more significant areas requiring the use of management estimates and assumptions relate to: recoverable gold and silver on the leach pads and in-process inventories; timing of near-term ounce production and related sales; the useful lives of long-lived assets; probabilities of future expansion projects; estimates of mineral reserves; estimates of life-of-mine production timing, volumes, costs and prices; current and future mining and processing plans; environmental reclamation and closure costs and timing; deferred taxes and related valuation allowances; estimates of the fair value of liability classified warrants, and estimates of fair value for asset impairments and financial instruments. The Company bases its estimates on historical experience and various other assumptions that are believed to be reasonable at the time the estimate is made. Actual results may differ from amounts estimated in these financial statements, and such differences could be material. Accordingly, amounts presented in these financial statements are not indicative of results that may be expected for future periods.

Use of estimates
The preparation of the Company’s financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in these financial statements and accompanying notes. The more significant areas requiring the use of management estimates and assumptions relate to: recoverable gold and silver on the leach pads and in-process inventories; timing of near-term ounce production and related sales; the useful lives of long-lived assets; probabilities of future expansion projects; estimates of mineral reserves; estimates of life-of-mine production timing, volumes, costs and prices; current and future mining and processing plans; environmental reclamation and closure costs and timing; deferred taxes and related valuation allowances; and estimates of fair value for asset impairments and financial instruments. The Company bases its estimates on historical experience and various other assumptions that are believed to be reasonable at the time the estimate is made. Actual results may differ from amounts estimated in these financial statements, and such differences could be material. Accordingly, amounts presented in these financial statements are not indicative of results that may be expected for future periods.

Inventories
Inventories
The Company’s production-related inventories include: (i) ore on leach pads; (ii) in-process inventories; and (iii) doré and off-site carbon and slag finished goods. Production-related inventories are carried at the lower of average cost or net realizable value per estimated recoverable gold ounce, which is computed for each category of production-related inventories at each reporting period.
Net realizable value represents the estimated future gold revenue of production-related inventories after adjusting for silver by-product revenue and deductions for further processing, refining, and selling costs. The estimated future revenue is calculated using sales prices based on the London Bullion Market Association’s (“LBMA”) quoted period-end metal prices. Estimates for silver revenue by-products credits and deductions for estimated costs to complete reflect the Company’s historical experience for expected processing, refining and selling plans. Actual net realizable values for gold sales may be different from such estimates. Changes to inputs and estimates resulting from changes in facts and circumstances are recognized as a change in Management estimate on a prospective basis.
Ore on leach pads
Although the quantities of recoverable metal placed on the leach pads are reconciled by comparing the grades of ore placed on pads to the quantities of metal actually recovered (metallurgical balancing), the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, the metallurgical balancing process is constantly monitored, and estimates are refined based on actual results over time and changes in future estimates. As gold-bearing materials are further processed, costs are transferred from ore on leach pads to in-process inventories at an average cost per estimated recoverable ounce of gold.
In-process inventories
In-process inventories represent gold-bearing concentrated materials that are in the process of being converted to a saleable product using a Merrill-Crowe plant or carbon-in-column processing method. As gold ounces are recovered from in-process inventories, costs, including conversion costs, are transferred to precious metals inventory at an average cost per ounce of gold.
Precious metals inventory
Precious metals inventory consists of doré and loaded carbon containing both gold and silver, which is ready for offsite shipment or at a third-party refiner before being sold to a third party. As gold ounces are sold, costs are recognized in Production costs and Depreciation and amortization in the consolidated statements of operations at an average cost per gold ounce sold.
Materials and supplies
Materials and supplies are valued at the lower of average cost or net realizable value. Cost includes applicable taxes and freight.

Ore on leach pads and inventories
The Company’s production-related inventories include: ore on leach pads; in-process inventories; and doré finished goods. Production-related inventories are carried at the lower of average cost or net realizable value. Cost includes mining (ore and waste); processing; refining costs incurred during production stages; and mine site overhead and depreciation and amortization relating to mining and processing operations. Corporate general and administrative costs are not included in inventory costs. Net realizable value represents the estimated future sales price of production-related inventories computed using the London Bullion Market Association’s (“LBMA”) quoted period-end metal prices, less any further estimated processing, refining, and selling costs.
In-process inventories
In-process inventories represent gold-bearing concentrated materials that are in the process of being converted to a saleable product using a Merrill-Crowe plant or carbon-in-column processing method. As gold ounces are recovered from in-process inventories, costs, including conversion costs, are transferred to precious metals inventory at an average cost per ounce of gold.
Precious metals inventory
Precious metals inventory consists of doré and loaded carbon containing both gold and silver, which is ready for offsite shipment or at a third party refiner before being sold to a third party. As gold ounces are sold, costs are recognized in Production costs and Depreciation and amortization in the consolidated statements of operations at an average cost per gold ounce sold.
Materials and supplies
Materials and supplies are valued at the lower of average cost or net realizable value. Cost includes applicable taxes and freight.
Ore on leach pads, current and non-current
Ore on leach pads represents ore that is being treated with a chemical solution to dissolve the contained gold and silver. Costs are added to ore on leach pads based on current mining costs, including reagents, leaching supplies, and applicable depreciation and amortization relating to mining operations. As gold-bearing materials are further processed, costs are transferred from ore on leach pads to in-process inventories at an average cost per estimated recoverable ounce of gold.
Mine site period costs
The Company evaluates its mine site costs incurred, which are normally recorded to the carrying value of production-related inventories, to determine if costs incurred during the period qualify as Mine site period costs, the Company performs an analysis to determine the net realizable value of its inventory and determines whether costs incurred that are in excess of future estimated revenues are a result of recurring or significant downtime or delays, unusually high levels of repairs, inefficient operations, overuse of processing reagents, or other costs or activities that significantly increase the cost per ounce of production-related inventories and are considered unusual. If costs are determined to meet the criteria and, therefore, cannot be recorded to the carrying value of production-related inventories, then the Company recognizes such costs in the period incurred as Mine site period costs, which is included in Cost of sales on the consolidated statements of operations.

Warrant liabilities
Warrant liabilities
The Company accounts for certain warrants to purchase shares of the Company’s common stock issued to the SPAC sponsor and/or underwriter in a private placement and/or pursuant to a forward purchase contract (the “5-Year Private Warrants”) that are not indexed to the Company’s own stock as warrant liabilities at fair value on the consolidated balance sheet. These warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of Other income (expense) on the consolidated statement of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the (i) exercise or expiration of the 5-Year Private Warrants or (ii) the transfer of any 5-Year Private Warrants to any person who is not a permitted transferee, at which time the warrant liability will be reclassified to Additional paid-in capital on the consolidated balance sheet.

Derivative instruments
The Company recognizes all derivatives as either assets or liabilities and measures those instruments at fair value. Changes in the fair value of derivative instruments, together with any gains or losses on derivative settlements and transactions, are recorded in earnings in the period in which they occur. In estimating the fair value of derivative instruments, the Company is required to apply judgments and make assumptions that impact the amount recorded for such derivative instruments. The Company does not hold derivative instruments for trading purposes.

Projects and development
Projects and development
Costs incurred to enhance our understanding of the recovery and processing of the current ore body to sustain production at existing operations that do not qualify for capitalization are expensed within Projects and development, which is included in Operating expenses on the Condensed Consolidated Statement of Operations. Evaluation and development costs include expenditures for: (i) analyzing established feasibility studies; (ii) conducting geological studies; (iii) oversight and project management; and (4) drilling, engineering, and metallurgical activities.

Accounting pronouncements not yet adopted
Accounting pronouncements not yet adopted
In February 2016, the FASB issued ASU No. 2016-02, Leases ("ASU 2016-02"). The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the consolidated statements of operations and classification within the consolidated statement of cash flows. In October 2019, the FASB issued ASU No. 2019-10, Financial Instruments - Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842) ("ASU 2019-10") that amends the effective date of ASU 2016-02 for emerging growth companies, such that the new standard is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. As the Company qualifies as an emerging growth company, the Company has elected to take advantage of the deferred effective date afforded to emerging growth companies. A modified retrospective transition approach is required to either the beginning of the earliest period presented or the beginning of the year of adoption. The Company has compiled its leases and is in the process of estimating the impact of adopting this ASU.
In December of 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), as part as part of its overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. Amendments include removal of certain exceptions to the general principles of ASC 740, Income Taxes and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. For emerging growth companies, the new guidance is effective for annual periods beginning after December 15, 2021. As the Company qualifies as an emerging growth company, the Company plans to take advantage of the deferred effective date afforded to emerging growth companies. The Company is assessing the impact on its consolidated financial statements and disclosures.
In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 simplifies guidance on accounting for convertible instruments and contracts in an entity’s own equity including calculating diluted earnings per share. For emerging growth companies, the new guidance is effective for annual periods beginning after December 15, 2022. As the Company qualifies as an emerging growth company, the Company plans to take advantage of the deferred effective date afforded to emerging growth companies. The Company is currently evaluating the impact that adopting this update will have on its consolidated financial statements and related disclosures.

Recently adopted accounting pronouncements
In August 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”), which amends the disclosure requirements for fair value measurements in Topic 820 based on the considerations of costs and benefits. Under ASU 2018-13, certain disclosures were modified or eliminated, while other disclosures were added. The Company's adoption of ASU 2018-13 on January 1, 2020 did not materially affect its financial statement disclosures.
Accounting pronouncements not yet adopted
In February 2016, the FASB issued ASU No. 2016-02, Leases ("ASU 2016-02"). The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the consolidated statements of operations and classification within the consolidated statement of cash flows. In October 2019, the FASB issued ASU No. 2019-10, Financial Instruments - Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842) ("ASU 2019-10") that amends the effective date of ASU 2016-02 for emerging growth companies, such that the new standard is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. As the Company qualifies as an emerging growth company, the Company has elected to take advantage of the deferred effective date afforded to emerging growth companies. A modified retrospective transition approach is required to either the beginning of the earliest period presented or the beginning of the year of adoption. The Company has compiled its leases and is in the process of estimating the impact of adopting this ASU.
In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 simplifies guidance on accounting for convertible instruments and contracts in an entity’s own equity including calculating diluted earnings per share. For emerging growth companies, the new guidance is effective for annual periods beginning after December 15, 2022. As the Company qualifies as an emerging growth company, the Company plans to take advantage of the deferred effective date afforded to emerging growth companies. The Company is currently evaluating the impact that adopting this update will have on its consolidated financial statements and related disclosures.